Restructuring and Transformation Initiative Expenses	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022
Restructuring and Related Activities [Abstract]
Restructuring and Transformation Initiative Expenses
17)	RESTRUCTURING AND TRANSFORMATION INITIATIVE EXPENSES
As of November 26, 2022 and February 26, 2022, the remaining accrual for severance and related costs related to these various initiatives was $32.9 million and $15.0 million, respectively.
Fiscal 2022 Restructuring and Transformation Initiative Expenses
The Company recorded $54.1 million and $131.4 million in its consolidated statements of operations for the three and nine months ended November 26, 2022, respectively, for costs associated with restructuring and other transformation initiatives, of which approximately $8.6 million and $7.4 million is included in cost of sales for the three and nine months ended November 26, 2022, respectively. In addition, for the three and nine months ended November 26, 2022, approximately $45.5 million and $123.8 million, respectively, was recorded in restructuring and transformation initiative expenses in the consolidated statements of operations, which included approximately $7.9 million and $42.9 million, respectively, of severance costs related to workforce reduction, store closures and leadership changes. The Company also recorded approximately $11.5 million and $18.3 million, respectively, for lease related and other costs, including in connection with store closures, and approximately $26.1 million and $62.6 million, respectively, of costs for other transformation initiatives for the three and nine months ended November 26, 2022.
As part of the Company’s ongoing business transformation, on August 31, 2022, the Company announced the planned closure of approximately 150 lower-producing Bed Bath & Beyond banner stores as part of its real estate and store fleet optimization. During the three months ended November 26, 2022, the Company closed 6 Bed Bath & Beyond stores and recorded $3.9 million of severance costs and $1.4 million of lease-related and other costs associated with planned store closures for which the store closing process has commenced, in restructuring and transformation initiative expenses in the consolidated statements of operations and included above. The Company also recorded $8.6 million within cost of sales, as discussed above, related to the store closures. At this point, the Company is unable to reasonably estimate the amount or range of amounts expected to be incurred for future store closures in connection with these restructuring activities, both with respect to each major type of cost associated therewith and with respect to the total cost or estimated range of total cost.

Fiscal 2021 Restructuring and Transformation Initiative Expenses
The Company recorded $47.3 million and $226.5 million in its consolidated statements of operations for the three and nine months ended November 27, 2021, respectively, for costs associated with restructuring and other transformation initiatives, of which approximately $6.1 million and $127.1 million, respectively, is included in cost of sales and was related to the Company’s initiatives to introduce certain new Owned Brand merchandise. In connection with the launch of certain Owned Brands, the Company recorded this cost of sales adjustment to reduce inventory that will be removed from the product assortment as part of these introductions to its estimated realizable value. In addition to this charge, approximately $41.2 million and $99.4 million, respectively, is included in restructuring and transformation initiative expenses in the consolidated statements of operations and related to the following:

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Store Closures
. During the three and nine months ended November 27, 2021, the Company closed 5 and 26 Bed Bath & Beyond stores, respectively, as part of its store network optimization program and included the closure of 207 mostly Bed Bath & Beyond through the end of fiscal 2021 (including the 144 stores closed in fiscal 2020). For the three and nine months ended November 27, 2021, the Company recorded costs associated with planned store closures for which the store closing process has commenced of approximately $6.9 million and $28.3 million, respectively, consisting of lease-related and other costs.

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Other transformation initiatives
. $34.3 million and $71.1 million, respectively, related to costs recorded in connection with termination of facility leases and costs associated with other transformation initiatives, including technology transformation and business strategy and operating model transformation programs across core functions including merchandising, supply chain and finance.

3.	RESTRUCTURING AND TRANSFORMATION ACTIVITIES
Fiscal 2021 Restructuring and Transformation Initiative Expenses
The Company recorded $281.2 million in its consolidated statements of operations for the fiscal year ended February 26, 2022 for costs associated with restructuring and other transformation initiatives, of which approximately $137.2 million is included in cost of sales and approximately $144.0 million is included in restructuring and transformation initiative expenses in the consolidated statements of operations. These charges were comprised of, and classified in the Company’s consolidated statement of operations, as follows:
Cost of Sales

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$125.2 million primarily related to the Company’s initiatives to introduce certain new Owned Brand merchandise and, to a lesser extent, to redefine certain existing Owned Brands and to rationalize product assortment across the Bed Bath & Beyond banner store base. The costs incurred in connection with these activities included higher markdowns on inventory sold in Fiscal 2021, as well as an adjustment to reduce to its estimated realizable value inventory on hand that will be removed from the product assortment as part of these initiatives.

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$12.0 million related to store closures for which the closing process had commenced, related primarily to higher markdowns on inventory sold during the period between final announcement of closing and the final closure of the store.

Restructuring and Transformation Initiative Expenses

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Store Closures
. During Fiscal 2021, the Company closed 63 mostly Bed Bath & Beyond stores as part of its store fleet optimization program which commenced in Fiscal 2020 and included the closure of 207 mostly Bed Bath & Beyond stores through the end of Fiscal 2021 (including the 144 stores closed in Fiscal

2020). For the fiscal year ended February 26, 2022, the Company recorded costs associated with store closures for which the store closing process has commenced of $2.4 million of severance costs and $45.5 million of lease-related and other costs within restructuring and transformation initiative expenses in its consolidated statements of operations. At this point, the Company is unable to estimate the amount or range of amounts expected to be incurred in connection with future store closures.

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Other transformation initiatives
. During the fiscal year ended February 26, 2022, the Company recorded costs of $96.1 million which include costs recorded in connection with other transformation initiatives, including technology transformation and business strategy and operating model transformation programs across core functions including merchandising, supply chain and finance.

Fiscal 2020 Restructuring Charges
The Company recorded $149.3 million within cost of sales and restructuring and transformation initiative expenses in its consolidated statement of operations for Fiscal 2020 for costs associated with its planned store closures as part of the fleet optimization plan for which the store closure process has commenced, workforce reduction and other transformation initiatives.
As part of the Company’s ongoing business transformation, on July 6, 2020, the Board of Directors of the Company approved the planned closure of approximately 200 mostly Bed Bath & Beyond stores by the end of Fiscal 2021 as part of the Company’s store fleet optimization program, 144 of which were closed as of February 27, 2021. In Fiscal 2020, the Company recorded costs associated with its planned store closures for which the store closing process has commenced of $21.0 million within cost of sales, $5.3 million of severance costs and $39.2 million of lease-related and other costs within restructuring and transformation initiative expenses in its consolidated statements of operations.
In addition, during the second quarter of Fiscal 2020, the Company announced a realignment of its organizational structure as part of its transformation initiative, to further simplify the Company’s operations, support investment in its strategic growth plans, and provide additional financial flexibility. In connection with the organizational realignment, the Company implemented a workforce reduction of approximately 2,800 roles from across its corporate headquarters and retail stores. During the second quarter of Fiscal 2020, the Company recorded pre-tax
restructuring charges of approximately $23.1 million within restructuring and transformation initiative expenses in its consolidated statements of operations, related to severance and associated costs for this workforce reduction, all of which have been paid during Fiscal 2020.
During Fiscal 2020, the Company also recorded costs of approximately $26.1 million within cost of sales and $34.6 million within restructuring and transformation initiative expenses in its consolidated statements of operations related to other transformation initiatives.
Fiscal 2019 Restructuring Charges
During Fiscal 2019, the Company expensed
pre-tax restructuring
charges of approximately $102.5 million, primarily for severance and related costs in conjunction with its transformation initiatives and extensive leadership changes, within selling, general and administrative expenses in its consolidated statement of operations.
As of February 26, 2022 and February 27, 2021, the remaining accrual for severance and related costs related to these various initiatives was $15.0 million and $23.0 million, respectively.